Financial Instruments and Risk Management - Schedule of financial and other liabilities & estimated interest payments (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	$ 9,353,631	$ 12,376,825
Term loan	7,138,945	$ 9,375,244
Contractual cash flows [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	6,992,032
Term loan	7,138,945
Convertible loan	9,352,425
Lease commitments	11,785,874
Loans payable and interest	15,763,395
Total	51,032,671
within 1 year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	6,992,032
Term loan	7,138,945
Convertible loan	3,586,888
Lease commitments	2,863,593
Loans payable and interest	1,389,988
Total	21,971,446
1 to 3 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	5,765,537
Lease commitments	5,657,908
Loans payable and interest	2,691,267
Total	14,114,712
3 to 5 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	3,017,765
Loans payable and interest	2,572,990
Total	5,590,755
5+ years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	246,608
Loans payable and interest	9,109,150
Total	$ 9,355,758